Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details)	12 Months Ended													12 Months Ended		12 Months Ended																																																								12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended																																															12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2014 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2012 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2011 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2014 Yingli PV Group	Dec. 31, 2014 Yingli China item	Dec. 31, 2013 Yingli China item	Dec. 31, 2014 Germany USD ($)	Dec. 31, 2014 Germany CNY	Dec. 31, 2013 Germany CNY	Dec. 31, 2012 Germany CNY	Dec. 31, 2014 USA USD ($)	Dec. 31, 2014 USA CNY	Dec. 31, 2013 USA CNY	Dec. 31, 2012 USA CNY	Dec. 31, 2014 England USD ($)	Dec. 31, 2014 England CNY	Dec. 31, 2013 England CNY	Dec. 31, 2012 England CNY	Dec. 31, 2014 South Korea USD ($)	Dec. 31, 2014 South Korea CNY	Dec. 31, 2012 South Korea CNY	Dec. 31, 2014 Hong Kong Special Administrative Region (the "HK SAR") USD ($)	Dec. 31, 2014 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2013 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2014 Europe USD ($)	Dec. 31, 2014 Europe CNY	Dec. 31, 2013 Europe CNY	Dec. 31, 2012 Europe CNY	Dec. 31, 2014 Japan USD ($)	Dec. 31, 2014 Japan CNY	Dec. 31, 2013 Japan CNY	Dec. 31, 2012 Japan CNY	Dec. 31, 2014 Other countries USD ($)	Dec. 31, 2014 Other countries CNY	Dec. 31, 2013 Other countries CNY	Dec. 31, 2012 Other countries CNY	Dec. 31, 2014 Financial institution concentration risk PRC Entities Denominated in RMB CNY	Dec. 31, 2013 Financial institution concentration risk PRC Entities Denominated in RMB CNY	Dec. 31, 2014 Financial institution concentration risk PRC Entities Denominated in US$ CNY	Dec. 31, 2013 Financial institution concentration risk PRC Entities Denominated in US$ CNY	Dec. 31, 2014 Financial institution concentration risk PRC Entities Denominated in EURO CNY	Dec. 31, 2013 Financial institution concentration risk PRC Entities Denominated in EURO CNY	Dec. 31, 2014 Financial institution concentration risk PRC Entities Denominated in JPY CNY	Dec. 31, 2013 Financial institution concentration risk PRC Entities Denominated in JPY CNY	Dec. 31, 2014 Financial institution concentration risk PRC Entities Denominated in GBP CNY	Dec. 31, 2013 Financial institution concentration risk PRC Entities Denominated in GBP CNY	Dec. 31, 2013 Financial institution concentration risk PRC Entities Denominated in Swiss Franc (CHF) CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities Denominated in RMB CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities Denominated in RMB CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities Denominated in US$ CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities Denominated in US$ CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities Denominated in EURO CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities Denominated in EURO CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities Denominated in JPY CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities Denominated in JPY CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities Denominated in GBP CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities Denominated in GBP CNY	Dec. 31, 2014 Financial institution concentration risk non-PRC Entities Other currencies CNY	Dec. 31, 2013 Financial institution concentration risk non-PRC Entities Other currencies CNY	Dec. 31, 2014 Land use rights Minimum	Dec. 31, 2014 Land use rights Maximum	Apr. 30, 2015 Land use rights Baoding, China Fine Silicon CNY	Dec. 31, 2014 Land use rights Baoding, China Fine Silicon sqm	Apr. 30, 2015 Land use rights Baoding, China Forecast Fine Silicon CNY	Apr. 30, 2015 Land use rights Baoding, China Forecast Minimum Fine Silicon CNY	Apr. 30, 2015 Land use rights Baoding, China Forecast Maximum Fine Silicon CNY	Dec. 31, 2014 Yingli Power Holding Company Ltd. item	Dec. 31, 2014 Yingli Power Holding Company Ltd. Minimum CNY	Dec. 31, 2014 Yingli Power Holding Company Ltd. Maximum CNY	May 03, 2012 Medium-term notes first tranche Yingli China	Dec. 31, 2014 Medium-term notes first tranche Yingli China CNY	Oct. 13, 2010 Medium-term notes first tranche Tianwei Yingli	Dec. 31, 2014 Medium-term notes first tranche Tianwei Yingli CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk Germany, USA and PRC USD ($)	Dec. 31, 2014 Net revenues. Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2013 Net revenues. Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2012 Net revenues. Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk Germany USD ($)	Dec. 31, 2014 Net revenues. Geographic concentration risk Germany CNY	Dec. 31, 2013 Net revenues. Geographic concentration risk Germany CNY	Dec. 31, 2012 Net revenues. Geographic concentration risk Germany CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk USA USD ($)	Dec. 31, 2014 Net revenues. Geographic concentration risk USA CNY	Dec. 31, 2013 Net revenues. Geographic concentration risk USA CNY	Dec. 31, 2012 Net revenues. Geographic concentration risk USA CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk England USD ($)	Dec. 31, 2014 Net revenues. Geographic concentration risk England CNY	Dec. 31, 2013 Net revenues. Geographic concentration risk England CNY	Dec. 31, 2012 Net revenues. Geographic concentration risk England CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk PRC USD ($)	Dec. 31, 2014 Net revenues. Geographic concentration risk PRC CNY	Dec. 31, 2013 Net revenues. Geographic concentration risk PRC CNY	Dec. 31, 2012 Net revenues. Geographic concentration risk PRC CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk Japan USD ($)	Dec. 31, 2014 Net revenues. Geographic concentration risk Japan CNY	Dec. 31, 2013 Net revenues. Geographic concentration risk Japan CNY	Dec. 31, 2012 Net revenues. Geographic concentration risk Japan CNY	Dec. 31, 2014 Net revenues. Geographic concentration risk for known government incentive programs	Dec. 31, 2013 Net revenues. Geographic concentration risk for known government incentive programs	Dec. 31, 2012 Net revenues. Geographic concentration risk for known government incentive programs	Dec. 31, 2014 Net revenues. Customer concentration risk Top five customers item	Dec. 31, 2013 Net revenues. Customer concentration risk Top five customers item	Dec. 31, 2012 Net revenues. Customer concentration risk Top five customers item	Dec. 31, 2014 Accounts receivable. Customer concentration risk Top five accounts receivables item	Dec. 31, 2013 Accounts receivable. Customer concentration risk Top five accounts receivables item	Dec. 31, 2014 Advances to suppliers Supplier concentration risk USD ($)	Dec. 31, 2014 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2014 Advances to suppliers Supplier concentration risk Germany Supplier C USD ($)	Dec. 31, 2014 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2014 Advances to suppliers Supplier concentration risk Singapore Supplier A USD ($)	Dec. 31, 2014 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2014 Advances to suppliers Supplier concentration risk South Korea Supplier B USD ($)	Dec. 31, 2014 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2013 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2014 Cash. Financial institution concentration risk PRC item	Dec. 31, 2013 Cash. Financial institution concentration risk PRC item	Dec. 31, 2014 Cash. Financial institution concentration risk PRC Individual financial institutions	Dec. 31, 2013 Cash. Financial institution concentration risk PRC Individual financial institutions
Concentration of risk
Revenues	$ 2,083,515,000	12,927,377,000		13,418,093,000	11,391,928,000											$ 108,232,000	671,534,000	2,439,058,000	4,765,312,000	$ 370,934,000	2,301,496,000	2,906,262,000	1,600,695,000	$ 160,881,000	998,203,000	403,014,000	117,381,000	$ 355,000	2,201,000	16,775,000	$ 6,379,000	39,582,000	756,000	7,674,000	$ 395,830,000	2,455,956,000	4,037,094,000	6,865,842,000	$ 400,985,000	2,487,949,000	972,604,000	81,911,000	$ 175,558,000	1,089,278,000	954,895,000	165,690,000																																								$ 1,774,506,000	11,010,097,000	11,267,420,000	9,218,640,000	$ 108,232,000	671,534,000	2,439,058,000	4,765,312,000	$ 370,934,000	2,301,496,000	2,906,262,000	1,600,695,000	$ 160,881,000	998,203,000	403,014,000	117,381,000	$ 733,474,000	4,550,915,000	4,546,482,000	2,653,341,000	$ 400,985,000	2,487,949,000	972,604,000	81,911,000
Percentage of concentration of risk																																																																																						85.00%	85.00%	84.00%	81.00%	5.00%	5.00%	18.00%	42.00%	18.00%	18.00%	22.00%	14.00%	8.00%	8.00%	3.00%	1.00%	35.00%	35.00%	34.00%	23.00%	19.00%	19.00%	7.00%	1.00%	88.00%	90.00%	91.00%	13.90%	15.20%	26.00%	27.20%	20.10%															37.20%	41.70%
Number of major customers																																																																																																																	5	5	5
Number of major accounts receivable from customers																																																																																																																				5	5
Threshold percentage																																																																																																																						10.00%	10.00%	10.00%												10.00%	10.00%
Total prepayments to supplier	271,019,000	1,681,562,000		1,682,521,000																																																																																																																		200,372,000	1,243,225,000	1,269,204,000	140,541,000	872,000,000	900,821,000	34,267,000	212,612,000	210,343,000	25,564,000	158,613,000	158,040,000
Total cash held by financial institutions	172,300,000	1,069,054,000	178,171,000	1,105,478,000	2,084,865,000	4,181,038,000	306,000	1,900,000	726,000	4,504,000	4,706,000	173,553,000																																			667,793,000	579,288,000	11,896,000	219,694,000	89,678,000	49,457,000	59,000	1,000	2,220,000	2,111,000		1,066,904,000	1,103,217,000	22,000	3,232,000	91,635,000	126,931,000	45,558,000	86,815,000	141,773,000	20,733,000	129,000	881,000	16,141,000	14,074,000
Total restricted cash	214,745,000	1,332,404,000		1,692,330,000																																											1,298,234,000	1,476,050,000	22,902,000	168,841,000	9,509,000	45,747,000					85,000	1,332,404,000	1,692,330,000				845,000	1,625,000	618,000					134,000	144,000
Deposits for the purchase of equipment	52,747,000	327,275,000		122,340,000
Number of individual financial institutions																																																																																																																																		2	3
Foreign Currency
Noon buying rate RMB to $1.00		6.2046
Cash and Restricted Cash
Maximum maturity period for letters of credit and letters of guarantee	1 year	1 year
Sale of Accounts Receivable
Proceeds from sale of accounts receivable	30,319,000	188,117,000		677,795,000	223,273,000
Loss on sale of accounts receivable	1,432,000	8,885,000		11,840,000	2,100,000
Prepayments to Suppliers
Amount of the prepayments to suppliers reduced and reclassified to inventories	54,799,000	340,007,000		245,906,000	495,679,000
Amount of the prepayments to suppliers against the balance of accounts payable			23,338,000	144,803,000
Long-term prepayments to suppliers	116,309,000	721,651,000		884,562,000
Basis of Presentation
Net loss	(225,854,000)	(1,401,335,000)		(2,054,898,000)	(3,191,887,000)
Working capital deficit	1,088,292,000	6,752,429,000
Number of subsidiaries with term notes maturing in 2015	2	2
Term of loan facility																																																																																		3 years	3 years	5 years	5 years
Principal amount due in 2015	531,133,000	3,295,466,000																																																																																	1,200,000,000		1,000,000,000
Principal and accrued interest amount due in 2015																																																																																			1,270,000,000		1,060,000,000
Number of alternatives review for potential funding																																																																															2
Amount of potential funding to be provided by related party																																																																																500,000,000	600,000,000
Area of Land																																																																											544,534
Estimated useful lives																																																																								45 years	50 years		50 years
Proceeds from sale of use right																																																																										500,000,000		588,176,000	1,420,000,000	2,220,000,000
Cash, cash equivalents and restricted cash	387,045,000	2,401,458,000
Short-term borrowings, including current portion of medium-term notes and long-term debt	$ 1,629,767,000	10,112,055,000		6,715,877,000
Principles of Consolidation
An ownership interest in subsidiary less than this percentage for considering as noncontrolling interests	100.00%	100.00%
Percentage of claim equity interests in project asset companies in Yinglin PV Group														100.00%
Percentage of ownership in specific purpose entity which owns all the project assets													100.00%
Number of Project Assets Consolidated														23	0